Interest and Finance Costs:	6 Months Ended
Jun. 30, 2014
Interest and Finance Costs
Interest and Finance Costs:
10. Interest and Finance Costs:

The amounts in the accompanying unaudited interim consolidated statements of income are analyzed as follows:

	Six months ended June 30,
	2014	2013
Interest expense (Note 5)	$3,372	$4,317
Amortization of deferred financing fees	236	268
Commitment fees (Note 5)	360	-
Other	31	6
Total	$3,999	$4,591

.